May 6, 2024

VIA EDGAR SYSTEM

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	Parnassus Funds File Nos. 002-93131 and 811-04044 Rule 497(j) Certification

Ladies & Gentlemen:

The undersigned officer of Parnassus Funds (the “Registrant”) does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended:

1. that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 60 to the Form N-1A Registration Statement filed by the Registrant on April 29, 2024, which became effective on April 30, 2024, and is the most recent amendment to such registration statement; and

2. that the text of Post-Effective Amendment No. 60 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on April 29, 2024.

Very truly yours, PARNASSUS FUNDS By: /s/ John V. Skidmore John V. Skidmore II Chief Compliance Officer